UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $957,653
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                   FORM 13F INFORMATION TABLE
                                                         March 31, 2012


COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                   VALUE     SHS OR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MGRS     SOLE       SHARED  NONE
--------------                 ---------   ------      --------  --------   ---- ----  -----------  -----    -----      ------- ----
AON CORP                       COM         037389103   128,047   2,610,000  SH         SOLE         NONE     2,610,000
BANK OF NEW YORK MELLON CORP   COM         064058100   158,293   6,560,000  SH         SOLE         NONE     6,560,000
DELL INC                       COM         24702R101    99,570   6,000,000  SH         SOLE         NONE     6,000,000
FOSTER WHEELER AG              COM         H27178104    56,559   2,485,000  SH         SOLE         NONE     2,485,000
GENERAL DYNAMICS CORP          COM         369550108   196,658   2,680,000  SH         SOLE         NONE     2,680,000
GENERAL DYNAMICS CORP          COM         369550108    66,042     900,000       CALL  SOLE         NONE       900,000
HEIDRICK & STRUGGLES INTL IN   COM         422819102    13,076     593,538  SH         SOLE         NONE       593,538
INTERVAL LEISURE GROUP INC     COM         46113M108    11,271     647,767  SH         SOLE         NONE       647,767
NEWS CORP                      CL A        65248E104    53,471   2,712,895  SH         SOLE         NONE     2,712,895
PFIZER INC                     COM         717081103    27,061   1,195,000  SH         SOLE         NONE     1,195,000
PIONEER NAT RES CO             COM         723787107    40,172     360,000  SH         SOLE         NONE       360,000
RENAISSANCERE HOLDINGS LTD     COM         G7496G103    53,061     700,657  SH         SOLE         NONE       700,657
SIGNET JEWELERS LIMITED        SHS         G81276100    54,372   1,150,000  SH         SOLE         NONE     1,150,000



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